ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2021
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING POLICIES

NOTE 10 – ACCOUNTING POLICIES

General information

The information for the year ended 31 December 2020 does not constitute statutory accounts as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The auditor’s report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.

NOTE 10 – continued

Significant accounting policies

As a result of the UK’s withdrawal from the European Union on 31 December 2020, the financial statements of the Group for year ending 31 December 2021 will be prepared under UK-adopted International Accounting Standards. Accordingly, the interim report for the period 1 January-30 September 2021 is presented in accordance with IAS 34 “Interim Financial Reporting” as adopted in the UK and as issued by the IASB. Except where stated otherwise, the interim report has been prepared using the same accounting policies and methods of computation as the Annual Report 2020. New standards effective for annual periods beginning 1 January 2021 have not had any material effect on the interim report. The accounting policies are described in more detail in the Annual Report 2020. The interim report for the period 01 January-30 September 2021 is not audited or reviewed, in line with normal practice.

For critical estimates and judgements, please refer to the Annual report 2020, page 120.

Going concern

The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 September 2021, TORM’s available liquidity including undrawn and committed facilities was USD 185.5m, including a total cash position of USD 109.9m (including restricted cash of USD 5.7m ).TORM’s net interest-bearing debt was USD 938.2m, and the net debt loan-to-value ratio was 53.6%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required. The principal risks and uncertainties facing the Group are set out on page [12]. Currently, extra attention is given to the timing of the restoration of the global oil demand related to implications of COVID-19 on TORM’s operations. The expected effects have been addressed in the sensitivity analysis.

The Board of Directors has considered the Group’s cash flow forecasts and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, the Group will be able to continue in operational existence and comply with its financial covenants for a period of not less than 12 months from the date of approval of this interim report. Accordingly, the Group continues to adopt the going concern basis in preparing its financial statements.